1. Operating Context (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Consolidated deficit	R$ (7,676,671)	R$ (4,985,412)
Net working capital	(5,435,223)	(3,889,721)
Debt instruments issued	500
Leases liability	130
Increasing cash and cash equivalents	370
Brazilian Tax Authorities [Member]
Disclosure of subsidiaries [line items]
Fines and improvements compliance program		12,000	R$ 12,000
Additional fines and improvements compliance program		R$ 4,200	R$ 4,200
Initial Adoption of IFRS 16 [Member] | Lease [Member]
Disclosure of subsidiaries [line items]
Consolidated deficit	R$ 2,436,334
Gol Linhas Aereas Inteligentes S.A [Member]
Disclosure of subsidiaries [line items]
Percentage on total revenue	0.40%